Item 1. Schedule of Investments:
--------------------------------

Putnam New York Investment Grade Municipal Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

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Putnam New York Investment Grade Municipal Trust
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The fund's portfolio
July 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

          AMBAC -- AMBAC Indemnity Corporation
          FGIC -- Financial Guaranty Insurance Company
          FHA Insd. -- Federal Housing Administration Insured
          FSA -- Financial Security Assurance
          G.O. Bonds -- General Obligation Bonds
          IFB -- Inverse Floating Rate Bonds
          MBIA -- MBIA Insurance Company
          U.S. Govt. Coll. -- U.S. Government Collateralized

Municipal bonds and notes (100.0%) (a)
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Principal amount                                                                  Rating (RAT)        Value
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
New York (96.6%)
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       $250,000  Albany, Indl. Dev. Agcy. Civic Fac. Rev.
                 Bonds (Charitable Leadership), Ser. A ,
                 6s, 7/1/19                                                       Baa3             $264,688
        500,000  Chemung Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Arnot Ogden Med. Ctr.),
                 5s, 11/1/34                                                      A3                476,875
        700,000  Dutchess Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Bard College), 5 3/4s,
                 8/1/30                                                           A3                729,750
        250,000  Essex Cnty., Indl. Dev.  Agcy. Rev.
                 Bonds (Intl. Paper Co.), Ser. A, 5 1/2s,
                 10/1/26                                                          Baa2              241,563
        500,000  Geneva, Indl. Dev. Agcy. Rev. Bonds
                 (Hobart & William Smith Project), Ser.
                 A, 5 3/8s, 2/1/33                                                A                 505,000
        395,000  Hempstead, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (Hofstra U.), 5 1/4s, 7/1/16                          A                 415,244
                 Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A
        750,000  5 1/4s, 12/1/26                                                  A-                752,813
      2,000,000  5s, 9/1/29                                                       Aaa             1,994,997
      1,000,000  Madison Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Colgate U.), Ser. A, 5s, 7/1/23                           Aa3             1,020,000
      1,000,000  Metro. Trans. Auth. Rev. Bonds, Ser. A,
                 FSA, 5s, 11/15/30                                                Aaa             1,001,250
                 Metro. Trans. Auth. Svc. Contract Rev.
                 Bonds
        500,000  (Trans. Fac.), Ser. O, U.S. Govt. Coll.,
                 5 3/4s, 7/1/13                                                   AAA               561,875
      1,000,000  Ser. A , MBIA, 5 1/2s, 1/1/20                                    Aaa             1,093,750
        650,000  Niagara Cnty., Indl. Dev. Agcy. Rev.
                 Bonds, Ser. C, 5 5/8s, 11/15/24                                  Baa1              679,250
                 NY City, G.O. Bonds
        185,000  Ser. I, U.S. Govt. Coll., 6 1/4s,
                 4/15/17                                                          Aaa               206,506
         65,000  Ser. D, U.S. Govt. Coll., 6s, 2/15/25                            Aaa                67,319
      1,000,000  Ser. B, 5 3/4s, 8/1/16                                           A2              1,096,250
        700,000  Ser. B, 5 1/2s, 12/1/31 (Prerefunded)                            A2                791,875
        300,000  Ser. B, 5 1/2s, 12/1/31                                          A2                310,125
        200,000  NY City, IFB, AMBAC, 10.52s, 9/1/11                              Aaa               208,224
        300,000  NY City, Hlth. & Hosp. Corp. Rev. Bonds
                 (Hlth. Syst.), Ser. A , 5 3/8s, 2/15/26                          A3                302,625
        750,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Brooklyn Navy Yard Cogen. Partners),
                 5.65s, 10/1/28                                                   BBB-              677,813
                 NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds
        600,000  (Staten Island U. Hosp.), Ser. A, 6
                 3/8s, 7/1/31                                                     Ba3               556,500
        250,000  (Brooklyn Polytech. U. Project J), 6
                 1/8s, 11/1/30                                                    BB+               224,063
        700,000  NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I LLC), Ser.
                 A, 5 1/2s, 7/1/28                                                Baa3              674,625
                 NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds
      1,000,000  (Terminal One Group Assn.), 6s, 1/1/15                           A3              1,024,950
        300,000  (American Airlines, Inc.), 5.4s, 7/1/20                          Caa2              179,250
        300,000  (British Airways), 5 1/4s, 12/1/32                               BB+               212,250
        500,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds, Ser. G, FSA, 5s, 6/15/34                             Aaa               500,000
        300,000  NY Cntys., Tobacco Trust III Rev. Bonds,
                 6s, 6/1/43                                                       BBB               266,250
      1,000,000  NY Cntys., Trust II Rev. Bonds (Tobacco
                 Settlement), 5 3/4s, 6/1/43                                      BBB               846,250
                 NY State Dorm. Auth. Rev. Bonds
      1,000,000  (State U. Edl. Fac.), Ser. A, 7 1/2s,
                 5/15/13                                                          AA-             1,255,000
        250,000  (Mount Sinai Hlth.), Ser. A, 6 1/2s,
                 7/1/25                                                           Ba1               251,875
      1,930,000  (Mental Hlth. Svcs.), Ser. A, 5 3/4s,
                 2/15/27 (Prerefunded)                                            AA-             2,137,475
         70,000  (Mental Hlth. Svcs.), Ser. A, 5 3/4s,
                 2/15/27                                                          AA-                72,713
        700,000  (Winthrop-U. Hosp. Assn.), Ser. A, 5
                 1/2s, 7/1/32                                                     Baa1              705,250
        870,000  (Dept. of Hlth.), 5 1/2s, 7/1/25
                 (Prerefunded)                                                    AA-               947,213
        630,000  (Dept. of Hlth.), 5 1/2s, 7/1/25                                 AA-               650,475
        600,000  (North Shore Long Island Jewish Group),
                 5 3/8s, 5/1/23                                                   A3                607,500
      1,190,000  (City U. Syst. Construction), Ser. 1, 5
                 1/4s, 7/1/17                                                     AA-             1,246,525
        300,000  (NY Methodist Hosp.), 5 1/4s, 7/1/17                             A3                313,500
      1,000,000  (School Dist. Fin. Project), Ser. A,
                 MBIA, 5 1/4s, 4/1/11                                             Aaa             1,106,250
        250,000  (Lenox Hill Hosp. Oblig. Group), 5 1/4s,
                 7/1/08                                                           A3                269,063
      1,500,000  (NY U.), Ser. 2, AMBAC, 5s, 7/1/41                               Aaa             1,486,871
      1,000,000  (Dept. of Hlth.), Ser. 2, FGIC, 5s,
                 7/1/22                                                           Aaa             1,032,500
      1,000,000  (NY U.), Ser. B, MBIA, 5s, 7/1/11                                Aaa             1,098,750
        500,000  NY State Energy Res. & Dev. Auth. Fac.
                 Rev. Bonds, 4.7s, 6/1/36                                         A1                501,250
        250,000  NY State Env. Fac. Corp. Rev. Bonds, 5s,
                 6/15/32                                                          Aaa               250,938
        155,000  NY State Env. Fac. Corp. Poll. Control
                 Rev. Bonds (State Wtr. Revolving Fund),
                 Ser. A, 7 1/2s, 6/15/12                                          Aaa               155,822
      1,000,000  NY State Local Govt. Assistance Corp.
                 Rev. Bonds (Sub. Lien), Ser. A, FSA, 5s,
                 4/1/13                                                           AAA             1,088,750
      1,315,000  NY State Med. Care Fac. Fin. Agcy. Rev.
                 Bonds (Hosp. & Nursing Home Insd.
                 Mtge.), Ser. C, FHA Insd., 6 3/8s,
                 8/15/29                                                          AAA             1,317,104
        750,000  NY State Pwr. Auth. Rev. Bonds, 5s,
                 11/15/20                                                         Aa2               779,063
                 NY State Thruway Auth. Rev. Bonds, Ser.
                 A, MBIA
      1,000,000  5 1/4s, 4/1/13                                                   Aaa             1,110,000
      1,000,000  5 1/4s, 4/1/12                                                   Aaa             1,110,000
      1,000,000  NY State Urban Dev. Corp. Rev. Bonds
                 (Personal Income Tax), Ser. C-1, 5s,
                 3/15/33                                                          AA                977,500
        250,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Bristol-Meyers Squibb Co.), 5
                 3/4s, 3/1/24                                                     A+                266,563
      1,000,000  Port Auth. NY & NJ Cons. Rev. Bonds,
                 Ser. 124, 5s, 8/1/31                                             AA-               955,000
      1,000,000  Port Auth. NY & NJ Special Obligation
                 IFB, Ser. N18, MBIA, 14.88s, 12/1/17
                 (acquired 7/19/00, cost $1,046,890)
                 (RES)                                                            Aaa             1,241,250
        500,000  Suffolk Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds (Huntington Hosp.), Ser.
                 B, 5 7/8s, 11/1/32                                               Baa1              508,750
      1,000,000  Tobacco Settlement Fin. Auth. Rev.
                 Bonds, Ser. A-1, 5 1/2s, 6/1/18                                  AA-             1,068,750
                 Triborough Bridge & Tunnel Auth. Rev.
                 Bonds
      1,000,000  Ser. A, 5s, 1/1/32                                               Aa3               990,000
      1,000,000  AMBAC, 5s, 11/15/12                                              Aaa             1,096,250
        250,000  Yonkers, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (St. John's Riverside Hosp.),
                 Ser. A, 7 1/8s, 7/1/31                                           BB                253,125
                                                                                              -------------
                                                                                                 44,733,005
Puerto Rico (3.4%)
-----------------------------------------------------------------------------------------------------------
        750,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 1/2s, 5/15/39                                      BBB               630,938
        700,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. II,
                 5 1/4s, 7/1/31                                                   A-                705,250
        250,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3              259,688
                                                                                              -------------
                                                                                                  1,595,876
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                 Total Investments (cost $45,275,224) (b)                                       $46,328,881
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      NOTES

  (a) Percentages indicated are based on portfolio market value.

  (b) The aggregate identified cost on a tax basis is $45,285,651, resulting in gross unrealized appreciation and depreciation of $1,737,575 and $694,345, respectively, or net unrealized appreciation of $1,043,230.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2004. Securities rated by Putnam are indicated by "/P".

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $1,241,250 or 2.7% of portfolio market value.

      The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2004.

      The fund had the following industry group concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      Transportation         20.7%
      Health care            19.2
      Utilities              12.2

      The fund had the following insurance concentration greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      MBIA                   14.6%

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004